SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE

The following table presents the fair value hierarchy for the Company’s liabilities that are measured and recorded at fair value as of September 30, 2025 and 2024:

As of September 30, 2025	Level 1	Level 2	Level 3
Warrant liabilities	-	-	902,287

As of September 30, 2024	Level 1	Level 2	Level 3
Warrant liabilities	-	-	-

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System：

Balance sheet items, except for equity accounts
September 30, 2025	RMB	7.1190 to $1
September 30, 2024	RMB	7.0176 to $1

Statement of operations and comprehensive loss, and cash flows items
For the year ended September 30, 2025	RMB	7.2125 to $1
For the year ended September 30, 2024	RMB	7.2043 to $1
For the year ended September 30, 2023	RMB	7.0533 to $1

SCHEDULE OF ESTIMATED USEFUL LIVES
Estimated useful lives
Electronic equipment	3 years
Office furniture	5 years

SCHEDULE OF REVENUES

1) Revenues presented as follows:

	Years Ended September 30,
	2025	2024	2023
Customized CRM system development service	$285,188	$-	$134,768
Additional function development service	38,808	42,758	155,904
Subscription service	191,688	232,556	258,150
Subtotal of professional services	515,684	275,314	548,822
Payment channel services	21,590	206,526	291,643
Others	2,200	39,401	55,513
Total	$539,474	$521,241	$895,978

SCHEDULE OF REVENUE BY RECOGNITION

Revenue by recognition over time vs point in time

	Years Ended September 30,
	2025	2024	2023
Revenue by recognition over time	$476,876	$232,556	$392,918
Revenue by recognition at a point in time	62,598	288,685	503,060
Total	$539,474	$521,241	$895,978

SCHEDULE OF CONTRACT LIABILITIES

Changes in contract liabilities as follows:

	Years Ended September 30,
	2025	2024	2023
Contract liabilities, beginning of the year	$215,768	$166,628	$437,535
Revenue deferred during the year	24,192	190,704	20,090
Cash refund due to the contract termination	(7,593)	-	-
Recognition of revenue deferred in prior years	(202,343)	(141,564)	(290,997)
Contract liabilities, end of the year	$30,024	$215,768	$166,628

SCHEDULE OF DEFERRED CONTRACT COSTS

Changes in deferred contract costs as follows:

	Years Ended September 30,
	2025	2024	2023
Deferred contract costs, beginning of the year	$-	$-	$29,936
Cost deferred during the year	13,103	-	-
Recognition of cost deferred in prior years	-	-	(29,936)
Deferred contract costs, end of the year	$13,103	$-	$-